STARBOARD INVESTMENT TRUST

Cavalier Funds
(formerly, the RiskX Funds)

Cavalier Dividend Income Fund (formerly, the Rx Dividend Income Fund)	Cavalier Multi Strategist Fund (formerly, the Rx Premier Managers Fund)
Cavalier Dynamic Growth Fund (formerly, the Rx Dynamic Growth Fund)	Cavalier Non Traditional Fund (formerly, the Rx Non Traditional Fund)
Cavalier Dynamic Total Return Fund (formerly, the Rx Dynamic Total Return Fund)	Cavalier Tactical Rotation Fund (formerly, the Rx Tactical Rotation Fund)
Cavalier Fundamental Growth Fund (formerly, the Rx Fundamental Growth Fund)	Cavalier Traditional Equity Fund (formerly, the Rx Traditional Equity Fund)
Cavalier High Income Fund (formerly, the Rx High Income Fund)	Cavalier Traditional Fixed Income Fund (formerly, the Rx Traditional Fixed Income Fund)

Supplement to the Prospectus, Summary Prospectuses and
 Statement of Additional Information

August 7, 2015
This supplement to the Prospectus, Summary Prospectuses and Statement of Additional Information, each dated February 27, 2015 as supplemented on August 5, 2015, for the Cavalier Funds (formerly, the RiskX Funds) (each, a "Fund" and together, the "Funds"), all series of the Starboard Investment Trust (the "Trust"), updates the information described below.  For further information, please contact the Funds toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectuses and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.
As of the date of this supplement, the ticker symbols for the Cavalier Funds are as follows:
Fund	Institutional Class	Advisor Class	Class P
Cavalier Dividend Income Fund	CDVDX	CDVNX	CADDX
Cavalier Dynamic Growth Fund	CDYGX	CADYX	CDGPX
Cavalier Dynamic Total Return Fund	CADTX	CADAX	CDTRX
Cavalier Fundamental Growth Fund	CAFGX	CFGAX	CFUGX
Cavalier High Income Fund	CHIIX	CAHIX	CATHX

Cavalier Multi Strategist Fund	CMSFX	CMSYX	CAMPX
Cavalier Non Traditional Fund	CANTX	CANOX	CNTRX
Cavalier Tactical Rotation Fund	CTROX	CATOX	CTRDX
Cavalier Traditional Equity Fund	CATEX	CATDX	CTEQX
Cavalier Traditional Fixed Income Fund	CATNX	CTRNX	CTFPX

Investors Should Retain This Supplement for Future Reference